Value of Business Acquired (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance, beginning of period	$ 565	$ 586	$ 696	$ 716
Present Value of Future Insurance Profits, Amortization Expense	(17)	29	14	25
Present Value of Future Insurance Profits, Amortization Expense, Assumption Change	(73)	14	(64)
Present Value of Future Insurance Profits, Unrealized Gain (Loss) on Investment	4	26	(60)	(45)
Balance, end of period	479	$ 655	$ 586	$ 696
Present Value of Future Insurance Profits, Amortization Expense, Next Five Years [Abstract]
2022	28
2023	28
2024	29
2025	30
2026	$ 31